OTHER RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Accounts Receivable and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 4,335	$ 5,890
Government authorities	969	988
Accrued interest	34	591
Foreign currency derivative contracts	584	650
Grants receivable from the OCS	12	0
Short-term deposits	124	145
Others	259	173
Other receivables and prepaid expenses	$ 6,317	$ 8,437